Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss	$ 0	$ 0	$ 0
Property, Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives	3 years